OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares - Equity shares [member] - Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Beginning Balance		£ (35)
Ending Balance
Change in fair value		(98)
Deferred tax	12	22
	12	(76)
The Bank [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Beginning Balance		(42)
Ending Balance
Change in fair value		(102)
Deferred tax	12
	12	(102)
Retained Earnings [Member] | The Group [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Disposals		132
Deferred tax	(12)	(21)
	(12)	111
Retained Earnings [Member] | The Bank [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Disposals		144
Deferred tax	(12)
	£ (12)	£ 144